UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-09417 _____________________________________________________

BlackRock Pennsylvania Strategic Municipal Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Pennsylvania Strategic Municipal Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	September 30, 2004 ____________________________________________

Item 1. Schedule of Investments

The registrant's schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2004

BlackRock Pennsylvania Strategic Municipal Trust (BPS)
	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—128.4%
			Pennsylvania—107.5%
AAA	$2,150	[3,4]	Allegheny Cnty. Port Auth., 6.125%, 3/01/09, MBIA	N/A	$ 2,489,506
AAA	1,800		Allegheny Cnty. San. Auth., 5.375%, 12/01/24, MBIA	12/07 @ 102	1,935,054
BBB+	1,400		Bucks Cnty. Ind. Dev. Auth., Pennswood Vlg. Proj., Ser. A, 6.00%, 10/01/34	10/12 @ 101	1,457,442
Aaa	2,500		Delaware Cnty. Hlth. Facs. Auth., Mercy Hlth. Corp. Proj., 6.00%, 12/15/26	ETM	2,698,150
AAA	1,250		Delaware Cnty. Ind. Dev. Auth., Wtr. Facs., 6.00%, 6/01/29, FGIC	06/09 @ 101	1,376,313
			Lehigh Cnty. Gen. Purp. Auth., Kidspeace Oblig. Grp.,
B3	1,250		6.00%, 11/01/23	11/08 @ 102	1,142,062
B3	1,250		6.20%, 11/01/14	11/09 @ 102	1,214,000
BBB+	1,250		Montgomery Cnty. Ind. Dev. Auth., Retirement Cmnty. Rev., 5.25%, 11/15/28	11/08 @ 101	1,218,313
			Pennsylvania Econ. Dev. Fin. Auth., Amtrak Proj., Ser. A,
A3	1,000		6.25%, 11/01/31	05/11 @ 101	1,038,990
A3	1,000		6.375%, 11/01/41	05/11 @ 101	1,040,360
			Pennsylvania Higher Edl. Facs. Auth.,
AA-	1,250		Lafayette Coll. Proj., 6.00%, 5/01/30	05/10 @ 100	1,399,312
AA	220		Philadelphia Univ., 6.10%, 6/01/30, RAA	06/10 @ 100	240,676
A	1,000		Univ. of Pennsylvania Hlth. Svcs., Ser. A, 5.75%, 1/01/22	01/06 @ 101	1,031,500
			Pennsylvania Hsg. Fin. Agcy., Sngl. Fam. Mtg., GO,
AA+	1,085		Ser. 60A, 5.85%, 10/01/27	04/07 @ 101.5	1,113,340
AA+	30		Ser. 68A, 6.10%, 4/01/21	10/09 @ 100	31,777
AAA	1,250		Philadelphia Arpt. Sys., Ser. B, 5.40%, 6/15/27, FGIC	06/07 @ 102	1,288,013
AAA	1,250		Philadelphia Pkg. Auth., Pkg. Rev., 5.625%, 9/01/18, FSA	09/09 @ 101	1,382,488
			Philadelphia Sch. Dist., GO,
AAA	1,190	[3]	Ser. B, 5.50%, 9/01/05, AMBAC	N/A	1,255,331
AAA	2,800	[3]	Ser. C, 5.50%, 3/01/10, MBIA	N/A	3,163,216
AAA	3,050	[3]	Ser. C, 5.75%, 3/01/10, MBIA	N/A	3,483,557
AAA	2,250		Southeastern Trans. Auth., 5.375%, 3/01/17, FGIC	03/07 @ 102	2,446,875
AAA	1,750		Washington Cnty. Auth., Cap. Fdg. & Equip. Proj., 6.15%, 12/01/29, AMBAC	No Opt. Call	1,827,945

					34,274,220

			Puerto Rico—7.0%
			Puerto Rico Pub. Fin. Corp., Ser. E,
BBB+	1,495	[3]	5.50%, 2/01/12	N/A	1,707,320
BBB+	505		5.50%, 8/01/29	02/12 @ 100	528,801

			Multi-State—13.9%
A3	4,000	[5]	MuniMae TE Bond Subsidiary, LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	4,413,360

					2,236,121

			Total Long-Term Investments (cost $37,325,647)		40,923,701

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2004

BlackRock Pennsylvania Strategic Municipal Trust (BPS) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUNDS—9.7%
1,550	AIM Tax Free Investment Co. Cash Reserve Portfolio	$ 1,550,000
1,550	SSgA Tax Free Money Mkt. Fund	1,550,000

	Total Money Market Funds (cost $3,100,000)	3,100,000

	Total Investments—138.1% (cost $40,425,647)	$ 44,023,701
	Other assets in excess of liabilities—16.8%	5,347,789
	Preferred shares at redemption value, including dividends payable—54.9%	(17,500,676)

	Net Assets Applicable to Common Shareholders—100%	$ 31,870,814

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Entire or partial principal amount pledged as collateral for financial futures contracts.

[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2004, the Trust held 13.8% of its net assets, with a current market value of $4,413,360, in securities restricted as to resale.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corporation	GO	— General Obligation
FGIC	— Financial Guaranty Insurance Company	MBIA	— Municipal Bond Insurance Association
FSA	— Financial Security Assurance	RAA	— Radian Asset Assurance

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Pennsylvania Strategic Municipal Trust
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 23, 2004

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 23, 2004